SUBSEUQNET EVENTS	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEUQNET EVENTS
NOTE 20 - SUBSEQUNET EVENT

On February 22, 2021, the Company announced the go-live of its eInstants games with the Austrian Lotteries, launching the Company’s first set of games on the win2day online gaming site. In connection with the agreement, the Company will grant the Austrian Lotteries (Österreichische Lotterien) full access to its Studio extensive portfolio of premium, award winning eInstant games.